Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets

		Accumulated	Net book
December 31, 2021	Cost	amortization	value
Patents and trademarks	$20,748	$11,823	$8,925
Technology	4,202	3,894	308
Customer contracts	11,954	11,901	53
Total	$36,904	$27,618	$9,286

		Accumulated	Net book
December 31, 2020	Cost	amortization	value
Patents and trademarks	$21,763	$11,513	$10,250
Technology	6,040	5,613	427
Customer contracts	13,234	12,283	951
Other intangibles	477	321	156
Total	$41,514	$29,730	$11,784